UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number _______811-05631_____________________

             __________First Pacific Mutual Fund, Inc.__________
              (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                  ___________Honolulu, HI  96822-1856__________
              (Address of principal executive offices) (Zip code)

                                Audrey C. Talley
                            Drinker Biddle & Reath LLP
                                One Logan Square
                            18th and Cherry Streets
                  __________Philadelphia, PA  19103-6996__________
                     (Name and address of agent for service)

  Registrant's telephone number, including area code:  808-988-8088

                  Date of fiscal year end:  September 30

               Date of reporting period:  September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Reports to Stockholders.


November 16, 2007



Dear fellow shareholder,

	As we begin our 20th year of operations, we are pleased to provide you with our Funds' 2007 Annual Report.

       In these uncertain financial times, isn't it comforting to know that you are invested in the Hawaii Municipal Fund and the Hawaii Intermediate Fund? As shareholders of the Funds, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       On the following pages are line graphs comparing each Fund's performance to the Lehman Muni Bond Index for the 10 years ended September 30, 2007, or the inception of the Fund if less than 10 years. Each graph assumes a hypothetical $10,000 investment in the respective Fund. The object of the graphs is to permit a comparison of the Funds with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of each Fund.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve steepened with short-term interest rates falling by 1.24% and long-term interest rates slightly increasing. This accounts for the Hawaii Municipal Fund's fiscal year price decrease of $0.16. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $11.04 on October 2, 2006 and a NAV of $10.88 on September 28, 2007. The decline in short term-rates along with relatively stable intermediate rates resulted in the Hawaii Intermediate Fund's fiscal year price change of $0.01. The Hawaii Intermediate Fund had a NAV of $5.15 on October 2, 2006 and a NAV of $5.16 on September 28, 2007.
The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The primary investment strategy of the Hawaii Intermediate Fund is to purchase high quality three to ten year Hawaii municipal bonds. The past year's performance for these Funds, which is presented in this Annual Report, was primarily a result of the implementation of these strategies. As of September 30, 2007, 82.87% of the Hawaii Municipal Bond Fund's portfolio was invested in bonds rated AAA by Standard & Poor's ("S&P"). As of September 30, 2007, 70.81% of the Hawaii Intermediate Fund's portfolio was invested in bonds rated AAA by S&P.

       During the fiscal year ended September 30, 2007, the Federal Reserve Bank lowered the Federal Funds Rate from 5.25% to 4.75%. Despite this decrease in short term rates, the 30 year treasury bond's yield rose by .07%. In our opinion, this modest increase in rates at the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

                           STANDARD & POOR'S
                        MUNICIPAL BOND RATINGS
                          September 30, 2007

[The following tables were depicted as pie charts in the printed material.]

Hawaii Municipal Fund			Hawaii Intermediate Fund
AAA		82.87%			AAA		70.81%
AA		2.28%				AA		1.26%
AA-		0.10%				BAA1		14.57%
BAA1		1.14%				BBB+		1.36%
BBB+		3.00%				NR		12.00%
BBB		3.28%
NR		7.33%


       We are proud to report that as a Hawaii resident, 100% of the income
dividends earned in 2007 were both state and federal tax-free.*   There was a
capital gain distribution for the Hawaii Municipal Fund which was paid to shareholders of record on November 30, 2006.

       If you have any questions about this Annual Report or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Funds, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/  Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Funds' investment objectives, risks, and charges and expenses before investing. *Some income may be subject to the federal alternative minimum tax for certain investors. The prospectus contains this and other information about the Funds. This Annual Report must be accompanied or preceded by a prospectus.

Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc.

Hawaii Municipal Fund Investor Class
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		  Hawaii Municipal Fund	     Lehman Muni
                Investor Class		Bond Index
09/30/97		$10,000			$10,000
09/30/98		$10,618			$10,871
09/30/99		$10,613			$10,796
09/30/00		$11,008			$11,462
09/30/01		$11,900			$12,654
09/30/02		$12,850			$13,785
09/30/03		$13,362			$14,321
09/30/04		$13,901			$14,980
09/30/05		$14,295			$15,587
09/30/06		$14,798			$16,280
09/30/07		$15,116			$16,784

Average Annual Total Return
1 Year		2.14%
5 Year		3.30%
10 Year	      4.22%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.

Hawaii Intermediate Fund
$10,000 Investment in Fund Compared to Lehman Muni Bond Index

[The following table was depicted as a line chart in the printed material.]


		Hawaii Intermediate           Lehman Muni
                   Fund                   Bond Index
09/30/97		$10,000			$10,000
09/30/98		$10,507			$10,871
09/30/99		$10,663			$10,796
09/30/00		$11,079			$11,462
09/30/01		$11,922			$12,654
09/30/02		$12,549			$13,785
09/30/03		$12,890			$14,321
09/30/04		$13,175			$14,980
09/30/05		$13,458			$15,587
09/30/06		$13,793			$16,280
09/30/07		$14,166			$16,784

Average Annual Total Return
1 Year		2.90%
5 Year		2.45%
10 Year	      3.54%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Intermediate Fund with the performance of the Lehman Muni Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Lehman Muni Bond Index reflects reinvestment of dividends but not the expenses of the Fund. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares.

Your Fund's Expenses
As a Fund shareholder, you can incur two types of costs:
 Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
 Ongoing Fund costs, including management fees, distribution and service (12b-
1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

 1.  Divide your account value by $1,000.
     If an account had an $8,600 value, the $8,600 /$1,000 = 8.6.

 2. Multiply the result by the number under the heading "Expenses Paid During Period."
     If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.



                               Beginning         Ending       Expenses Paid
                              Account Value    Account Value  During Period*
                               04/01/07          09/30/07    04/01/07-09/30/07
Hawaii Municipal Fund Investor Class
Actual                           $1,000.00      $1,021.40         $5.15
Hypothetical			   $1,000.00      $1,019.90         $5.15


Hawaii Intermediate Fund
Actual                           $1,000.00      $1,029.00         $5.68
Hypothetical			   $1,000.00      $1,019.40         $5.65

*Expenses are equal to the annualized expense ratio for each class (1.02%, and 1.12%, respectively), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund and Hawaii Intermediate Fund (the "Funds"), each a series of First Pacific Mutual Fund, Inc., including the statement of investments, as of September 30, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and
financial highlights are the responsibility of the Funds' management.   Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards require
that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of
material misstatement.   The Funds are not required to have, nor were we
engaged to perform, an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures
in the financial statements.   Our procedures included confirmation of
securities owned as of September 30, 2007, by correspondence with the
custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the
overall financial statement presentation.   We believe that our audits
provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Pacific Mutual Fund, Inc. as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


							/s/ TAIT, WELLER & BAKER LLP
							TAIT, WELLER & BAKER LLP


Philadelphia, Pennsylvania
November 16, 2007

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

	                                                       Value
	Par Value	                                        (Note 1 (A))

                      HAWAII MUNICIPAL BONDS - 97.27%
		Hawaii County
			General Obligation Bonds - 4.98%
$       300,000			5.600%,	05/01/11	$	  320,277
        500,000			5.000%,	07/15/17		  531,555
	1,000,000			5.625%,	05/15/18		1,043,170
	1,000,000			5.625%,	05/15/19		1,043,170
	1,025,000			5.125%,	07/15/20		1,081,631
	1,250,000			5.125%,	07/15/21		1,319,063
	1,000,000			5.000%,	07/15/22		1,038,040
	1,000,000			5.000%,	07/15/23		1,036,480
							                  7,413,386
		Hawaii State
			General Obligation Bonds - 0.18%
	  135,000			6.000%,	10/01/08		  138,283
	  120,000			5.250%,	04/01/11		  122,230
							                    260,513

			Airport Systems Revenue Bonds - 17.22%
	2,000,000			8.000%,	07/01/11		2,291,180
	  385,000			6.900%,	07/01/12		  415,588
        685,000			6.900%,	07/01/12		  740,389
      4,580,000			6.500%,	07/01/13		4,942,873
	4,000,000			6.500%,	07/01/14		4,309,280
	  500,000			6.500%,	07/01/15		  537,985
	2,500,000			5.750%,	07/01/16		2,655,050
      3,235,000			5.750%,	07/01/17		3,428,680
	6,000,000			5.625%,	07/01/18		6,314,220
							                 25,635,245

			Certificates of Participation - # 1 Capital District - 2.29%
	1,000,000			5.000%,	05/01/16		1,022,020
	  555,000			5.000%,	05/01/18		  566,688
	1,750,000			5.500%,	05/01/20		1,820,595
							                  3,409,303








See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2007

	                                                      Value
	Par Value	                                       (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 17.73%
$     5,430,000			5.750%,	12/01/18	$	5,670,929
        125,000			6.150%,	01/01/20		  129,520
      1,125,000			5.700%,	07/01/20		1,178,865
        115,000			5.450%,	11/01/23		  115,155
      9,825,000			5.650%,	10/01/27	     10,399,468
      8,085,000			6.200%,	11/01/29		8,500,488
        400,000			5.100%,	09/01/32		  405,528
							                 26,399,953

			     Chaminade University - 0.81%
	1,270,000 			4.700%,	01/01/31		1,199,540

                       Hawaii Pacific Health - 0.78%
	1,140,000 			5.600%,	07/01/33		1,153,270

			     Kapiolani Health Care System - 1.11%
	1,525,000			6.400%,	07/01/13		1,659,383

			     Kuakini Hawaii Health System - 3.19%
	1,570,000			6.300%,	07/01/22		1,639,630
	3,000,000			6.375%,	07/01/32		3,113,070
							                  4,752,700

			     Mid Pacific Institute - 1.41%
	2,085,000 			5.000%,	01/01/26		2,103,077

			     The Queen's Health Systems - 0.07%
	  100,000			5.250%,	07/01/23		  103,256

			     Wilcox Hospital - 2.15%
	  800,000			5.250%,	07/01/13		  814,240
      2,245,000			5.350%,	07/01/18		2,268,752
	  115,000			5.500%,	07/01/28		  115,715
		  			                              3,198,707








See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2007

	                                                      Value
	Par Value	                                       (Note 1 (A))

                  Harbor Capital Improvements Revenue Bonds - 5.18%
$       500,000			5.000%,    	01/01/14	$	  530,760
      1,580,000			5.250%,	01/01/16		1,684,106
      1,665,000			5.375%,	01/01/17		1,784,814
	  500,000			5.500%,	07/01/19		  527,445
	2,505,000			5.250%,	01/01/21		2,648,937
	  520,000			5.750%,	07/01/29		  543,223
							                  7,719,285

			Hawaii Health Systems - 1.39%
	  702,000			3.800%,	02/15/13		  698,602
  	1,370,000			4.700%,	02/15/19		1,370,603
	                                                      2,069,205

			Highway Revenue Bonds - 1.42%
	1,000,000			5.000%,     07/01/20		1,055,070
 	1,000,000			5.000%,     07/01/21		1,051,680
                                                            2,106,750

			Housing Authority Single Family
				Mortgage Special Purpose Revenue Bonds - 3.08%
	  140,000			5.250%,	07/01/13		  142,780
	  220,000			5.750%,	07/01/30		  225,476
	2,615,000			5.375%,	07/01/33		2,660,161
	1,510,000			5.000%,	07/01/36		1,554,772
							                  4,583,189

			Department of Hawaiian Homelands - 1.13%
	1,465,000			4.250%,	07/01/09		1,477,672
	  200,000			4.450%,	07/01/11		  203,714
							                  1,681,386

				Hawaiian Homelands - COP Kapolei - 4.02%
	  950,000			4.125%,	11/01/23		  906,366
	1,755,000			4.250%,	11/01/26		1,677,482
	3,295,000			5.000%,	11/01/31		3,401,659
							                  5,985,507







See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2007

	                                                       Value
	Par Value	                                        (Note 1 (A))

			University Faculty Housing - 3.18%
$	  800,000			5.650%,	10/01/16	$	  800,872
      1,500,000			5.700%,	10/01/25		1,501,680
	2,390,000			5.400%,	07/01/29		2,435,506
		                                                4,738,058

			University of Hawaii - Revenue Bonds - 4.80%
	  750,000			5.500%,	07/15/16		  812,745
	2,500,000			5.000%,	07/15/29		2,595,225
	3,500,000			5.125%,	07/15/32		3,735,585
							                  7,143,555
		Honolulu City & County
			Board of Water Supply - 3.85%
	2,545,000			4.750%,	07/01/19		2,633,871
	2,000,000			4.750%,	07/01/20		2,062,720
	1,000,000			5.000%,	07/01/23		1,041,730
							                  5,738,321

			General Obligation Bonds - 1.16%
	  365,000			6.000%,	11/01/10		  391,174
	  275,000			5.125%,	07/01/15		  284,078
  	1,000,000			5.000%,	07/01/23		1,046,970
							                  1,722,222

			Housing Authority Multi-Family Mortgage Revenue Bonds
					Maunakea Apartments - 4.52%
	  373,000			5.750%,	11/20/09		  379,505
      6,020,000			6.500%,	05/20/41		6,352,906
							                  6,732,411

					Sunset Villas - 3.44%
	2,955,000			5.600%,	07/20/21		3,067,822
	2,000,000			5.700%,	07/20/31		2,061,480
							                  5,129,302
			Waste System Revenue - 0.68%
	  985,000 			4.250%,	07/01/17		1,011,871








See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2007

	                                                      Value
	Par Value	                                       (Note 1 (A))

		Kauai County
			General Obligation Bonds - 3.95%
$	  595,000			6.250%, 	08/01/19	$	  638,322
	  695,000			6.250%, 	08/01/22		  745,603
      1,065,000			5.000%, 	08/01/25		1,091,370
	3,280,000			5.000%,	08/01/27		3,406,739
							                  5,882,034

			Housing Authority Paanau Project - 0.60%
	  895,000			7.250%,	04/01/12		  891,751

		Maui County
			General Obligation Bonds - 2.95%
	  500,000			5.000%,	07/01/20		  530,495
	  500,000			4.500%,	07/01/21		  506,830
	  695,000			4.625%,	07/01/22		  711,277
	  525,000			5.000%,	03/01/23		  548,772
      1,000,000			5.000%,	07/01/23		1,052,000
      1,000,000			5.000%,	07/01/24		1,049,760
							                  4,399,134

	Total Hawaii Municipal Bonds (Cost $142,666,666)    144,822,314






















See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2007

	                                                      Value
	Par Value	                                       (Note 1 (A))

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.08%
		Virgin Islands
			Public Finance Authority, Series A - 0.08%
$	  100,000			7.300%, 	10/01/18	$	121,074

     	Total Virgin Islands Municipal Bonds (Cost $99,625)	121,074




	Total Investments (Cost $142,766,291) (a)	97.35%  144,943,388
	Other Assets Less Liabilities		       2.65%    3,949,796
	Net Assets		                       100.00% $148,893,184


   (a) Aggregate cost for federal income tax purposes is $142,659,986.


At September 30, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation	        $ 2,824,688
			Gross unrealized (depreciation)          (541,286)
			Net unrealized appreciation	        $ 2,283,402




















See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

September 30, 2007

	                                                      Value
	Par Value	                                       (Note 1 (A))

                     HAWAII MUNICIPAL BONDS -  82.94%
		Hawaii County
			General Obligation Bonds - 7.17%
$	  350,000			5.000%,	07/15/11	$	367,549
	  250,000			4.000%,	07/15/13	    	254,775
						    	                  622,324
		Hawaii State
			Airport Systems Revenue Bonds - 4.35%
	  100,000			6.900%,	07/01/12	      108,086
 	  250,000			6.375%,	07/01/12	    	269,270
						    	                  377,356

			Certificates of Participation  - Kapolei - 2.95%
 	  250,000			5.250%,	05/01/13	 	256,587

			Department of Budget & Finance
				Special Purpose Revenue Bonds
				Chaminade University - 1.09%
	   95,000			4.000%,	01/01/11	 	 94,481

				Hawaiian Electric - 4.87%
	  400,000			4.950%,	04/01/12	 	422,564

				Kapiolani Health Care Systems - 12.53%
      1,000,000			6.400%,	07/01/13	    1,088,120

				Wilcox Hospital - 1.17%
	  100,000			5.250%,	07/01/13	 	101,780

			General Obligation Bonds - 2.99%
  	  100,000			5.250%,	07/01/12		107,222
  	  150,000			5.000%,	04/01/15	 	152,604
						 	                  259,826











See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

September 30, 2007

	                                                       Value
	Par Value                                           (Note 1 (A))

			Harbor Capital Improvements Revenue Bonds - 5.16%
$	  70,000			5.750%,	07/01/10	$	 73,614
	 210,000			5.000%,	07/01/10		216,773
  	 150,000			5.000%,	07/01/12	    	157,804
						 	                  448,191

			Department of Hawaiian Homelands - 1.17%
	 100,000			4.450%,	07/01/11	 	101,857

				Hawaiian Homelands - COP Kapolei - 2.38%
 	 210,000			3.750%,	11/01/16	 	206,189

			Housing Authority
				Multi-Family Special Purpose Mortgage
				Revenue Bonds - 1.14%
	  100,000			3.700%,	01/01/13	 	 98,822

			Housing Authority
				Single Family Special Purpose Mortgage
				Revenue Bonds - 8.31%
   	  265,000			4.650%,	07/01/12		268,575
	  445,000			4.800%,	07/01/13	 	452,921
						 	                  721,496
			University of Hawaii
				University Revenue Bonds - 4.73%
	  300,000			4.300%,	07/15/13	 	309,405
	  100,000			4.000%, 	07/15/16	 	101,253
						 	                  410,658

			Hawaii Health Systems Corp. - 3.18%
	  277,000			3.800%,	02/15/13	 	275,659













See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

September 30, 2007

	                                                      Value
	Par Value                                          (Note 1 (A))

	      Honolulu City & County
		    	General Obligation Bonds - 4.94%
$	  150,000			4.750%,	02/01/09	$ 	152,210
	  100,000			5.000%, 	07/01/09		102,478
	  170,000			4.850%, 	02/01/10	 	174,238
						 	                  428,926

			Honolulu Board of Water Supply - 3.96%
	  325,000               5.250%,     07/01/31          344,195

			Waste System Revenue - 4.81%
	  200,000			4.400%, 	07/01/11		204,294
	  200,000			5.500%, 	07/01/11	 	213,406
						 	                  417,700

			Multi-Family Mortgage Revenue Bond Maunakea - 0.78%
	   67,000               5.750%,     11/20/09           68,168

	      Kauai County
			General Obligation Bonds - 2.89%
         35,000		      4.125%, 	08/01/08		 35,190
	  215,000			4.125%,	08/01/08	  	216,096
						  	                  251,286
	      Maui County
			General Obligation Bonds - 2.37%
	  200,000			4.250%,	03/01/12	  	205,418


	Total Hawaii Municipal Bonds (Cost $7,145,686)	    7,201,603















See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

September 30, 2007

	                                                          Value
	Par Value                                              (Note 1 (A))

	               VIRGIN ISLANDS MUNICIPAL BONDS - 3.08%
		Virgin Islands Water & Power Authority
			Electric System Revenue - 3.08%
$	  250,000			5.000%,	 07/01/14		$ 	267,335

   	Total Virgin Islands Municipal Bonds (Cost $266,696)	    	267,335


		Total Investments (Cost $7,412,382) (a)	86.02%    7,468,938
		Other Assets Less Liabilities		      13.98%    1,214,020
		Net Assets		                       100.00%   $8,682,958

	(a)	Aggregate cost for federal income tax purposes is $7,412,382.


At September 30, 2007, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

			Gross unrealized appreciation		           $ 77,966
			Gross unrealized (depreciation)			(21,410)
					Net unrealized appreciation        $ 56,556























See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2007

	                                          Municipal	  Intermediate
	                                            Fund            Fund
ASSETS
   Investments at market value
     (Identified cost $142,766,291 and
      7,412,382, respectively) (Note 1 (A))       $ 144,943,388     $ 7,468,938
   Cash			                              1,906,892	    1,115,058
   Interest receivable		                        2,252,650	       92,375
   Subscriptions receivable		                        600              -
   Investment Manager receivable		                    -  	        2,470
   Distributor receivable		                          -  	       13,783
   Prepaid assets		                                 19,261 	          304
        Total assets		                      149,122,791	    8,692,928

LIABILITIES
   Distributions payable		                    114,226	        4,272
   Redemptions payable		                            7,597	            -
   Management fee payable		                     57,023	            -
   Administration fee payable		                      2,281	          133
   Distribution plan payable		                     17,106	            -
   Shareholder servicing fee payable		         11,404	          664
   Transfer agent fee payable		                      6,749	            -
   Chief Compliance Officer fee payable		          4,555	          240
   Accrued expenses		                            8,666	        4,661
   	Total liabilities		                          229,607	        9,970

NET ASSETS		                                 $148,893,184      $8,682,958
   	(Applicable to 13,678,962 and 1,681,914
   	 shares outstanding, respectively
       $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE	                                 $10.88           $5.16

NET ASSETS
   At September 30, 2007, net assets consisted of:
     Paid-in capital	                          $ 146,664,007     $ 8,617,185
     Undistributed net investment income		        106,305	       17,535
     Accumulated net realized gain (loss) investments	  (54,225)	       (8,318)
     Net unrealized appreciation		            2,177,097	       56,556
				                          $ 148,893,184     $ 8,682,958





See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENTS OF OPERATIONS

For the year ended September 30, 2007

	                                              Municipal   Intermediate
                                                      Fund         Fund
INVESTMENT INCOME
   Interest income	                               $ 6,953,193 $ 316,111

   Expenses
     Management fee (Note 2)                               761,394    45,090
     Distribution costs (Notes 2 and 3)                    224,436    20,639
     Transfer agent fee (Note 2)                            97,772     4,383
     Shareholder services fee (Note 2)                     149,623     1,908
     Administration fee (Note 2)                            29,922     1,804
     Accounting fee                                        105,363     6,050
     Legal and audit fees                                   69,124    10,503
     Printing                                               14,633     1,356
     Miscellaneous                                           3,259       170
     Custodian fee                                          26,366     3,000
     Insurance                                               8,994     2,514
     Registration fee                                        8,844       900
     Chief Compliance Officer fee                           49,296     2,054
     Directors fee                                             400       600

     Total expenses                                      1,549,426   100,971
     Fee reductions (Note 2)                                     -   (20,690)
     Expense reductions (Note 5)                          (102,166)  (22,770)
     Net expenses                                        1,447,260    57,511
        Net investment income                            5,505,933   258,600

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain (loss) from security transactions     (54,224)    1,093
   Change in unrealized appreciation of investments     (2,213,309)   (4,173)
        Net (loss) on investments                       (2,267,533)   (3,080)

NET INCREASE IN NET ASSETS
	RESULTING FROM OPERATION                         $ 3,238,400 $ 255,520











See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                         For The Year Ended	 For The Year Ended
	                                   September 30, 2007  September 30, 2006

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                      $ 5,505,933	        $ 5,633,349
     Net realized gain (loss) on investments        (54,224)             20,347
     Increase (decrease) in unrealized
     appreciation (depreciation) of investments  (2,213,309) 	     (268,323)
        Net increase in net assets
         resulting from operations	 	        3,238,400	 	    5,385,373

   Distributions to shareholders from:
     Net investment income
        Investor Class
        ($.39 and $.40 per share, respectively)	 (5,361,273)         (5,498,552)
        Institutional Class
        ($.34 and $.43 per share, respectively)    (106,840)           (124,416)
     Capital gains
        Investor Class
        ($.00* and $.04 per share, respectively)    (19,732)           (546,877)
     	  Institutional Class
        ($.00* and $.04 per share, respectively)       (437)            (11,190)
            Total distributions to shareholders	 (5,488,282)         (6,181,035)

   Capital share transactions (a)
     (Decrease) Increase in net assets resulting
      from capital share transactions            (4,005,301)          2,440,036
           Total (decrease) increase
              in net assets                      (6,255,183)          1,644,374

NET ASSETS
   Beginning of year                            155,148,367         153,503,993

   End of year (including undistributed net
   Investment income of $106,305 and
   $54,789, respectively)                      $148,893,184        $155,148,367

*Less than .01 per share.

(a)	Summary of capital share activity follows:

                                    Investor Class          Investor Class
		                      For The Year Ended       For The Year Ended
		                      September 30, 2007       September 30, 2006
       			           Shares     Value	     Shares      Value

   Shares sold		        1,086,338	 $11,972,493   1,225,926 $13,429,493
   Shares issued on reinvestment
      of distributions	 	    351,144	   3,849,855     399,152   4,375,343
	 	                    1,437,482	  15,822,348   1,625,078  17,804,836
   Shares redeemed	 	 (1,508,741) (16,534,476) (1,431,216)(15,677,428)
	 Net (decrease) increase    (71,259) $  (712,128)    193,862 $ 2,127,408




                                Institutional Class       Institutional Class
		                     For The Year Ended       For The Year Ended
		                     September 30, 2007        September 30, 2006
       			           Shares     Value	     Shares      Value

    Shares sold			     21,088	$   232,215      39,197    $431,833
    Shares issued on reinvestment
       of distributions             1,739	     19,142       2,159      23,678
                                   22,827     251,357      41,356     455,511
    Shares redeemed		   (321,056) (3,544,530)    (13,071)   (142,883)
       Net (decrease) increase   (298,229)$(3,293,173)     28,285    $312,628





































See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS

	                                  For The Year Ended	 For The Year Ended
	                                  September 30, 2007	 September 30, 2006

INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                      $  258,600	          $ 291,177
     Net realized gain (loss) on investments         1,093		       (7,359)
     Increase (decrease) in unrealized
     appreciation (depreciation) of investments     (4,173)             (42,403)
        Net increase in net assets
        resulting from operations                  255,520              241,415

   Distributions to shareholders from:
     Net investment income
        ($.14 and $.16 per share, respectively)   (241,065)            (291,177)

   Capital share transactions (a)
     Increase (decrease) in net assets resulting
     from capital share transactions              (361,587)          (1,074,403)

      Total increase (decrease) in net assets	  (347,132)          (1,124,165)

NET ASSETS
   Beginning of year                             9,030,090           10,154,255

   End of year (including undistributed net
   investment income of $17,535
   and 0,respectively)                          $8,682,958	         $9,030,090


(a)	Summary of capital share activity follows:

		                         For The Year Ended	 For The Year Ended
		                         September 30, 2007      September 30, 2006

       			            Shares      Value	     Shares       Value

    Shares sold			     176,235   $  906,280    340,095  $ 1,744,109
    Shares issued on reinvestment
       of distributions		      35,350 	181,519     44,450      227,997
                                   211,585    1,087,799    384,545    1,972,106
    Shares redeemed	   	    (282,443)  (1,449,386)  (593,363)  (3,046,509)
       Net (decrease)              (70,858)  $ (361,587)  (208,818) $(1,074,403)




See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)


	                                             INVESTOR CLASS


                                               Years Ended September 30,
                                          2007    2006    2005    2004    2003
Net asset value
   Beginning of year                    $11.04  $11.10  $11.21  $11.22  $11.25

Income from investment operations
   Net investment income                   .39     .40     .41     .47     .47
   Net gain (loss) on securities
   	(both realized and unrealized)      (.16)   (.02)   (.09)      -    (.03)
    Total from investment operations       .23     .38     .32     .47     .44

Less distributions
   Dividends from net investment income   (.39)   (.40)   (.41)   (.47)   (.47)
   Distributions from capital gains          - *  (.04)   (.02)   (.01)      - *
      Total distributions                 (.39)   (.44)   (.43)   (.48)   (.47)

   End of year                          $10.88  $11.04  $11.10  $11.21  $11.22

Total return                              2.14%   3.52%   2.84%   4.03%   3.98%

Ratios/Supplemental Data
  Net assets, end of year (in 000's)$148,893 $151,852 $150,505 $142,680 $141,838

   Ratio of expenses to average
   	net assets (a)                      1.02%   1.04%   .98%    1.00%   1.01%

   Ratio of net investment income
   	to average net assets               3.55%   3.64%  3.55%    3.98%   4.22%

Portfolio turnover                       15.66%  22.17% 26.82%   10.53%  16.40%


*	Less than $.01 per share

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .96%, .94%, .98%, .99%, and .96%, for the years ended September 30, 2007, 2006, 2005,
	2004, and 2003, respectively.




See accompanying notes to financial statements.

HAWAII INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

	                                         Years Ended September 30,
	                                      2007   2006   2005   2004   2003
Net asset value
   Beginning of year                       $5.15  $5.18  $5.22  $5.26  $5.27

Income from investment operations
   Net investment income		         .15    .16    .15    .15    .15
   Net gain (loss) on securities
   	(both realized and unrealized)           -   (.03)  (.04)  (.04)  (.01)
    Total from investment operations         .15    .13    .11    .11    .14

Less distributions
	Dividends from net investment income  (.14)  (.16)  (.15)  (.15)  (.15)
      Total distributions                   (.14)  (.16)  (.15)  (.15)  (.15)

   End of year                             $5.16  $5.15  $5.18  $5.22  $5.26

Total return                                2.90%  2.49%  2.15%  2.21%  2.72%

Ratios/Supplemental Data
   Net assets, end of year (in 000's)      $8,683 $9,030 $10,154 $8,973 $7,647

   Ratio of expenses to average net assets
   	Before expense reimbursements         1.12%   .86%   .83%   .82%   .96%
   	After expense reimbursements          .89%(a) .76%(a).73%(a).72%(a).73%(a)

   Ratio of net investment income to
   	average net assets
   	Before expense reimbursements	       2.39%   2.81%  2.74%  2.84%  2.61%
   	After expense reimbursements         2.62%   2.91%  2.90%  2.94%  2.86%

Portfolio turnover                         8.06%   1.13% 15.72% 13.96% 20.02%

(a)	Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .64%, .63%, .68%, .70%, and .71%, for the years ended September 30, 2007, 2006, 2005,
	2004, and 2003, respectively.










See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2007

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund and Hawaii Intermediate Fund ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end
management company.   Hawaii Municipal Fund is authorized to offer two
Classes of Shares:   Investor Shares and Institutional Shares.   The
Classes offer different distribution charges and shareholder servicing fees which may affect performance. On July 12, 2007 all of the Hawaii Municipal Fund Institutional Class shares were redeemed.

The investment objective of the Funds is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives,
and other political and economic developments.   If any such problems
arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued
	by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics,
   	in accordance with procedures established in good faith by the Board
	of Directors.   Securities with remaining maturities of 60 days or less
	are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2007

(B)	FEDERAL INCOME TAXES
	It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders.
	Therefore, no federal income tax provision is required.   At September
	30, 2007, the Hawaii Municipal Fund had an unused capital loss carryforward of $26,062 which expires in 2014 and the Hawaii Intermediate Fund had an unused capital loss carryforward of $8,318 of which $1,709 expires in 2010, $343 expires in 2013 and $6,266 expires in 2014.

(C)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
      SHAREHOLDERS
	Security transactions are recorded on the trade date.   Interest
	income is recorded on the accrual basis.   Bond discounts and premiums
	are amortized using the interest method.   Distributions to
	shareholders are declared daily and reinvested or paid in cash monthly.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Funds with management and administrative services pursuant to a management agreement and
administrative services agreement.   In accordance with the terms of the
management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

The Funds' distributor, Lee Financial Securities, Inc. (formerly, First Pacific Securities, Inc.) ("LFS"), a wholly-owned subsidiary of LFG, received $224,436 and $20,639 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares and Hawaii Intermediate Fund's shares, respectively (See Note 3).

On October 11, 2007, LFG reimbursed management fees of $5,912 and LFS reimbursed Distribution Plan expenses of $14,779 to the Hawaii Intermediate Fund. These reimbursements were made because the expenses shown in the fee and expense tables in the Hawaii Intermediate Fund's prospectuses dated February 1, 2006 and February 1, 2007 were understated during the period October 1, 2006 to May 22, 2007.

Lee Financial Recordkeeping, Inc. (formerly, First Pacific Recordkeeping, Inc.) ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Funds. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of each Fund's average daily net assets. LFR also provides the Hawaii Municipal Fund and the Hawaii Intermediate Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of each Funds' average daily net assets.

Certain officers and directors of the Funds are also officers of LFG, LFS and LFR.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2007

(3)	DISTRIBUTION COSTS

The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of
the Act.   The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class and the Hawaii Intermediate Fund may incur certain costs, which may not exceed ..25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Funds.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $23,519,331 and $30,421,147, respectively, for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $649,207 and $1,280,700, respectively.


(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset
expenses of other vendors and service providers.   If not for the offset
agreement, the assets could have been employed to produce income. During the year ended September 30, 2007, such reductions amounted to $102,166 and $22,770 for the Hawaii Municipal Fund and the Hawaii Intermediate
Fund, respectively.   Credits used to offset expenses were as follows:

                                           Municipal        Intermediate
                                             Fund              Fund
                     Custody               $ 26,366         $ 3,000
                     Accounting fees         49,654           6,050
                     Legal fees              15,215           2,972
                     Audit fees                   -           6,800
                     Insurance fees             216           1,288
                     Printing                 9,465             990
                     Directors fees             400             600
                     Postage                      -             170
                     Registration               850             900
                                           $102,166         $22,770

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2007

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended
September 30, 2007 and 2006 were as follows:

			               Exempt-	          Long-Term
                                Interest	 Ordinary Capital        Total
			              Dividends	  Income   Gains     Distributions
Hawaii Municipal Fund
       2007	                   $5,468,113	  $  -    $	20,169   $5,488,282
	 2006	                   $5,622,968	  $  -    $558,067   $6,181,035
Hawaii Intermediate Fund
	 2007	                   $  241,065	  $  -    $	    -    $	241,065
	 2006	                   $  291,177	  $  -    $	    -    $	291,177

The tax character of distributable earnings at September 30, 2007 were as follows:


Undistributed		                        Post   Unrealized  Total
Ordinary Exempt-  Undistributed  Capital Loss  October  Gain/   Distributable
 Interest Income	 Capital Gains Carryforwards Losses   (Loss)*   Earnings

Hawaii
Municipal Fund
$    -  	     $	-        $(26,062)  $(28,163) $2,283,402 $2,229,177

Intermediate Fund
$17,535	     $	-        $ (8,318)  $	  -  	$   56,556 $   65,773


The Hawaii Municipal Fund had a post-October loss of $28,163 which will be recognized in the following tax year.

*	The difference between book basis and tax basis unrealized
appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the year, the Hawaii Municipal Fund's undistributed investment income was increased by $13,696 and paid in capital was decreased by $13,696 and the Hawaii Intermediate Fund had no reclassifications.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

September 30, 2007


(7)	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes - an interpretation of FAB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for the Fund on March 28, 2008 and is to be applied to all open tax years as of the effective date. The Fund is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund's financial statement disclosures.


(8)	SUBSEQUENT EVENT

On June 12, 2007, the Board of Directors approved the reorganization of the Hawaii Intermediate Fund Investor Class into the Hawaii Municipal Fund Investor Class. A special meeting of shareholders to vote on the reorganization is scheduled for December 18, 2007.

FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.

                                                                    Number of
                                                                    Portfolios
              Position     Term of                                  in Fund
              &            Office and                               Complex
              Office with  Length of         Principal Occupation   Overseen
Name Age      the          Time              During the Past        by
and Address   Fund         Served            Five Years             Director
DISINTERESTED DIRECTORS

Clayton W.H. Chow (55) Director Unlimited Term Office Technology Specialist,   2
896 Puuikena Dr.                  19 years     Xerox Corporation
Honolulu, HI  96821                            Account Executive,
                                               Roadway Express

Lynden M. Keala (53)   Director Unlimited Term Account, Executive, Workflow    2
47-532 Hui Iwa St.                 18 years    One (formerly The Relizon Company
Kaneohe, HI 96744                              Account Executive, Xpedx
                                               (Distribution Division of
                                                International Paper)

Stuart S. Marlowe (67) Director Unlimited Term Owner, Surfside Sales and       2
PO Box 630507                      19 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (63) Director Unlimited Term Executive Vice President & CEO, 2
1727 Dillingham Boulevard           10 years   Building Industry Association
Honolulu, HI  96819                            of Hawaii; Vice President,
	                                         Wallpaper Hawaii, Ltd.

Kim F. Scoggins (60)   Director Unlimited Term Commercial Real Estate,         2
220 S. King Street, #1800           10 years   Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
*Terrence K.H. Lee (50)Director Unlimited Term Director, President and         2
593 Moaniala Street    President   19 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    and                     Lee Financial Securities, Inc.,
                       CEO                     and Lee Financial Recordkeeping,
	                                         Inc.


OFFICERS
Nora B. Simpson (47)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.

Charlotte A. Meyer (54)Assistant Treasurer     Director, Assistant Treasurer and
64-5251 Puu Nani Drive	                       Vice President, Lee Financial
PO Box 2834                                    Group Inc., Lee Financial
Kamuela, HI  96743                             Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Jean Chun Lee (51)     Secretary               Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.



There are no other Directorships held by any of the Directors. Terrence K.H. Lee and Jean E. Lee are husband and wife. Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment adviser and principal underwriter and has had a material and professional relationship with the Fund for the last two completed calendar years.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.

Hawaii Municipal Fund Investor Class
Hawaii Municipal Fund Institutional Class
Hawaii Intermediate Fund

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and reflect the 12-month period beginning July 1, 2006 and ending June 30, 2007.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

        Disclosure Regarding Approval of the Management Agreement

At a meeting held on July 25, 2007, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund and the Hawaii Intermediate Fund (each a "Portfolio" and collectively, the "Portfolios") for an additional one-year period ending September 30, 2008.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed - During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on each Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund. In addition, the Board reviewed supplementary information that included materials regarding each Portfolio's investment results, management fee and expense comparisons, financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to each Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and the Board is satisfied with the quality of services provided by LFG in advising the Portfolios.

3. Investment Performance

The Board considered each Portfolio's unique, balanced pursuit of its investment objectives and the investment results of each Portfolio in light of its objectives. The Directors reviewed the short-term and long-term performance of each Portfolio on both an absolute basis and in comparison to its benchmark index. The Directors also reviewed the rankings for each of the Portfolios by an independent rating and ranking organization. Based on that review, the Board concluded that the performance of each of the Portfolios is generally competitive with their benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board concluded that: the management fees for each Portfolio, both before and after expense offsets, are generally competitive with fees paid by comparable funds and are reasonable as compared to LFG's other similarly managed clients; and the expense ratio of each Portfolio is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary
Benefits

The Board reviewed information regarding LFG's costs of providing services to the Fund, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fees do not contain breakpoints, there would be no economies of scale from reduction of the management fees as the Portfolios' assets grow. In assessing the benefits to LFG from its relationships with the Fund, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for each Portfolio was reasonable in relation to the benefits derived by LFG from these relationships.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.

INVESTMENT MANAGER
Lee Financial Group Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

DISTRIBUTOR
Lee Financial Securities, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH  45246

CUSTODIAN
Union Bank of California, N.A.
350 California Street, 6th Floor
San Francisco, California  94104

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania  19103-6996

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite #2400
Philadelphia, Pennsylvania  19103-2108

TRANSFER AGENT
Lee Financial Recordkeeping, Inc.
2756 Woodlawn Drive, Suite #6-201
Honolulu, Hawaii  96822-1856

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the Fund, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $31,800.00 for the fiscal year ended September 30, 2007 and $30,900.00 for the fiscal year ended September 30, 2006.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2007 and none for the fiscal year ended September 30, 2006.

 (c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $5,400.00 for the fiscal year ended September 30, 2007 and $5,200.00 for the fiscal year ended September 30, 2006.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $6,800.00 for the fiscal year ended September 30, 2007 and $6,500.00 for the fiscal year ended September 30, 2006. These fees are for services related to the internal control audit of the transfer agency.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) The Committee shall review and approve proposals for the independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to
the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid by the Funds to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the Funds' independent accountants and the Funds' investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds' independent accountants by the Funds' investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds' Committee; (ii) such services were not recognized by the Funds' adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) All of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $12,200 for the fiscal year ended September 30, 2007 and $11,700 for the fiscal year ended September 30, 2006.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers,
	or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
	Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over
	financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

        	(a)(1)   Code of Ethics is attached hereto.
        	(a)(2)   Certifications pursuant to Rule 30a-2(a) under the
		1940 Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley
		Act of 2002 are attached hereto.
		(a)(3)   Not applicable.
		(b)      Certifications pursuant to Rule 30a-2(b) under the 1940
		Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached
		hereto.

                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   __________First Pacific Mutual Fund, Inc.__________

By (Signature and Title)*  ___/s/ Terrence K.H. Lee______________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

Date __________December 7, 2007__________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  ___/s/ Terrence K.H. Lee___________________
				Terrence K.H. Lee, President and CEO
				(principal executive officer)

By (Signature and Title)*  ___/s/ Nora B. Simpson____________________
				Nora B. Simpson, Treasurer
				(principal financial officer)

Date  __________December 7, 2007__________

*Print the name and title of each signing officer under his or her signature.